Investments (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Schedule of Investments Classified as Amortized Cost

Fixed-rate
Corporate debt securities	2021		2020
Acquisition cost	Ps.	24,396	Ps.	658
Accrued interest		19		4
Total investments	Ps.	24,415	Ps.	662